UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower S&P Small Cap 600® Index Fund (Formerly Great-West S&P Small Cap 600® Index Fund)
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -16.51%, relative to a -16.10% return for the S&P SmallCap 600® Index, the Fund’s benchmark index.
ILIM Commentary
Small cap companies outperformed the broader market through most of 2022, despite being seen as more sensitive to growth forecasts which were revised down throughout the year. Small cap stocks were supported by relatively attractive valuations compared to large cap stocks versus history and the underperformance of large cap growth stocks in an environment of rising bond yields and disappointing earnings among some large cap tech stocks.
Despite rising to new all-time highs in early January, U.S. equities ended the year significantly lower. Inflation proved to be higher and more persistent than expected, rising to the highest levels in over 40 years. The outbreak of the greatest military conflict in Europe, since World War 2, exacerbated the existing underlying inflation pressures. The unexpected persistence of high inflation resulted in a major policy shift at the Federal Reserve (the “Fed”) with the most aggressive tightening of monetary policy in several decades through a combination of rising interest rates and balance sheet reduction.
Through the first half of the year, equities trended lower, negatively impacted by tighter monetary policy, the rise in bond yields which undermined the relative attractiveness of the asset class, concerns over the potential fallout on growth from the Russia/Ukraine war and ongoing lockdowns in China which maintained its ‘zero tolerance’ Covid policy. All these contributed to falling business and consumer confidence and downward revisions to U.S. growth forecasts.
Equities did experience several rallies during the year, mainly due to speculation over a possible slowing in the pace of rate increases at the Fed and an early pause in the interest rate hiking cycle as U.S. inflation showed signs of peaking in late summer. Equity rallies faded, however, as the Fed pushed back against speculation over a possible dovish policy pivot and reasserted its determination to continue to raise interest rates and maintain a tight monetary stance until it was convinced inflation was under control and returning to its 2% target. Four consecutive 75 basis point (“bps”) increases in interest rates confirmed the Fed’s commitment to combating inflation and caused equities to fall to their low for the year in mid-October.
Equities rallied from mid-October through to the end of November as the Fed finally indicated it would begin to slow the pace of rate increases to 50 bps in December as the aggressive tightening of policy to that point appeared to be contributing to an ongoing moderation of U.S. inflation which fell from a high of 9.1% year-over-year to 7.1% year-over-year at year-end.
Equities, however, declined again in December as the Fed indicated that monetary policy would remain restrictive for some time as it seeks to ensure inflation does not become embedded. Although it suggested that most of the policy tightening in this cycle had already occurred, it guided to a higher terminal interest rate compared to investor expectations. It also indicated that it does not intend to cut interest rates in 2023, in contrast to investor expectations for up to 50 bps of rate cuts in the second half of the year.

The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-16.21%	5.73%	8.12%
Investor Class	-16.51%	5.34%	10.24%
Class L	-16.67%	5.11%	9.98%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	25.48%
Consumer, Non-cyclical	18.84
Industrial	17.22
Consumer, Cyclical	14.28
Technology	7.09
Basic Materials	4.76
Energy	4.75
Communications	3.57
Utilities	2.54
Government Money Market Mutual Funds	0.09
Short Term Investments	1.38
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 1,035.36	$ 1.08
Hypothetical (5% return before expenses)	$1,000.00	$ 1,024.15	$1.07
Investor Class
Actual	$1,000.00	$ 1,033.20	$ 2.87
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.38	$2.85
Class L
Actual	$1,000.00	$ 1,032.48	$ 4.15
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.12	$4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.21% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.81%
26,987	AdvanSix Inc	$ 1,026,046
24,067	American Vanguard Corp	522,495
97,943	Arconic Corp(a)	2,072,474
125,239	ATI Inc(a)	3,739,637
31,097	Balchem Corp	3,797,255
46,684	Carpenter Technology Corp	1,724,507
48,168	Century Aluminum Co(a)	394,014
15,948	Clearwater Paper Corp(a)	602,994
32,411	Compass Minerals International Inc	1,328,851
18,462	Hawkins Inc	712,633
12,254	Haynes International Inc	559,885
51,591	HB Fuller Co	3,694,947
23,965	Innospec Inc	2,465,040
15,657	Kaiser Aluminum Corp	1,189,306
18,451	Koppers Holdings Inc	520,318
173,583	Livent Corp(a)	3,449,094
52,745	Mativ Holdings Inc	1,102,370
40,709	Mercer International Inc	473,853
31,528	Minerals Technologies Inc	1,914,380
13,180	Quaker Chemical Corp	2,199,742
59,732	Rayonier Advanced Materials Inc(a)	573,427
18,347	Rogers Corp(a)	2,189,531
20,307	Stepan Co	2,161,883
32,176	Sylvamo Corp	1,563,432
33,221	Trinseo PLC	754,449
		40,732,563
Communications — 3.60%
61,351	A10 Networks Inc	1,020,267
67,896	ADTRAN Holdings Inc	1,275,766
26,050	AMC Networks Inc Class A(a)	408,203
10,329	ATN International Inc	468,007
61,280	Cars.com Inc(a)	843,826
11,189	Clearfield Inc(a)	1,053,332
41,051	Cogent Communications Holdings Inc	2,343,191
67,560	Consolidated Communications Holdings Inc(a)	241,865
26,101	ePlus Inc(a)	1,155,752
57,227	EW Scripps Co Class A(a)	754,824
127,033	Extreme Networks Inc(a)	2,325,974
135,406	Gannett Co Inc(a)	274,874
62,523	Gogo Inc(a)	922,839
102,776	Harmonic Inc(a)	1,346,366
20,899	HealthStream Inc(a)	519,131
28,774	InterDigital Inc	1,423,738
25,189	Liquidity Services Inc(a)	354,157
26,896	NETGEAR Inc(a)	487,087
17,849	OptimizeRx Corp(a)	299,863
33,332	Perficient Inc(a)	2,327,574
49,482	QuinStreet Inc(a)	710,067
28,297	Scholastic Corp	1,116,600
48,060	Shenandoah Telecommunications Co	763,193
22,735	Shutterstock Inc	1,198,589
Shares		Fair Value
Communications — (continued)
26,015	TechTarget Inc(a)	$ 1,146,221
95,143	Telephone & Data Systems Inc	998,050
30,043	Thryv Holdings Inc(a)	570,817
218,788	Viavi Solutions Inc(a)	2,299,462
67,762	Yelp Inc(a)	1,852,613
		30,502,248
Consumer, Cyclical — 14.43%
48,458	Abercrombie & Fitch Co Class A(a)	1,110,173
77,162	Academy Sports & Outdoors Inc	4,054,091
14,921	Allegiant Travel Co(a)	1,014,479
111,394	American Axle & Manufacturing Holdings Inc(a)	871,101
168,595	American Eagle Outfitters Inc	2,353,586
5,673	America's Car-Mart Inc(a)	409,931
21,418	Asbury Automotive Group Inc(a)	3,839,176
76,610	Bed Bath & Beyond Inc(a)(b)	192,291
26,649	Big Lots Inc(b)	391,740
22,649	BJ's Restaurants Inc(a)	597,481
83,981	Bloomin' Brands Inc	1,689,698
29,092	Boot Barn Holdings Inc(a)	1,818,832
42,839	Brinker International Inc(a)	1,366,992
28,436	Buckle Inc	1,289,573
34,839	Caleres Inc	776,213
7,999	Cavco Industries Inc(a)	1,809,774
27,392	Century Communities Inc	1,369,874
46,332	Cheesecake Factory Inc(b)	1,469,188
123,717	Chico's FAS Inc(a)	608,688
11,914	Children's Place Inc(a)	433,908
17,240	Chuy's Holdings Inc(a)	487,892
101,563	Cinemark Holdings Inc(a)	879,536
40,402	Dave & Buster's Entertainment Inc(a)	1,431,847
49,952	Designer Brands Inc Class A	488,531
15,123	Dine Brands Global Inc	976,946
27,155	Dorman Products Inc(a)	2,196,025
18,723	El Pollo Loco Holdings Inc	186,481
22,527	Ethan Allen Interiors Inc	595,163
41,941	G-III Apparel Group Ltd(a)	575,011
12,010	Genesco Inc(a)	552,700
32,321	Gentherm Inc(a)	2,110,238
40,937	GMS Inc(a)	2,038,663
21,016	Golden Entertainment Inc(a)	785,998
25,778	Green Brick Partners Inc(a)	624,601
14,110	Group 1 Automotive Inc	2,545,021
29,945	Guess? Inc	619,562
12,360	Haverty Furniture Cos Inc	369,564
50,668	Hawaiian Holdings Inc(a)	519,854
12,204	Hibbett Inc	832,557
40,074	HNI Corp	1,139,304
22,914	Installed Building Products Inc	1,961,438
54,994	Interface Inc	542,791
26,350	iRobot Corp(a)	1,268,225
20,426	Jack in the Box Inc	1,393,666

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Cyclical — (continued)
103,943	KAR Auction Services Inc(a)	$ 1,356,456
47,765	Kontoor Brands Inc	1,910,122
41,176	La-Z-Boy Inc	939,636
24,475	LCI Industries	2,262,714
144,126	Leslie's Inc(a)	1,759,778
19,679	LGI Homes Inc(a)	1,822,275
26,543	M/I Homes Inc(a)	1,225,756
22,384	Marcus Corp(b)	322,106
20,721	MarineMax Inc(a)	646,910
55,706	MDC Holdings Inc	1,760,310
35,378	Meritage Homes Corp(a)	3,261,852
35,703	Methode Electronics Inc	1,584,142
73,150	MillerKnoll Inc	1,536,881
12,769	Monarch Casino & Resort Inc(a)	981,808
18,394	Motorcar Parts of America Inc(a)	218,153
15,595	Movado Group Inc	502,939
76,158	National Vision Holdings Inc(a)	2,951,884
47,653	Nu Skin Enterprises Inc Class A	2,009,050
39,290	ODP Corp(a)	1,789,267
14,404	Oxford Industries Inc	1,342,165
20,871	Patrick Industries Inc	1,264,783
11,076	PC Connection Inc	519,464
19,589	PetMed Express Inc(b)	346,725
24,175	PriceSmart Inc	1,469,356
141,135	Resideo Technologies Inc(a)	2,321,671
29,856	Ruth's Hospitality Group Inc	462,171
103,522	Sally Beauty Holdings Inc(a)	1,296,095
24,129	ScanSource Inc(a)	705,049
35,995	Shake Shack Inc Class A(a)	1,494,872
16,071	Shoe Carnival Inc	384,258
44,696	Signet Jewelers Ltd	3,039,328
72,059	Six Flags Entertainment Corp(a)	1,675,372
49,022	SkyWest Inc(a)	809,353
20,592	Sleep Number Corp(a)	534,980
16,573	Sonic Automotive Inc Class A	816,552
121,965	Sonos Inc(a)	2,061,208
17,850	Standard Motor Products Inc	621,180
71,002	Steven Madden Ltd	2,269,224
31,922	Sun Country Airlines Holdings Inc(a)	506,283
48,659	Titan International Inc(a)	745,456
98,678	Tri Pointe Homes Inc(a)	1,834,424
14,673	UniFirst Corp	2,831,742
11,471	Universal Electronics Inc(a)	238,711
57,666	Urban Outfitters Inc(a)	1,375,334
12,884	Veritiv Corp	1,568,112
54,526	Vista Outdoor Inc(a)	1,328,799
44,796	Wabash National Corp	1,012,390
29,446	Winnebago Industries Inc	1,551,804
74,808	Wolverine World Wide Inc	817,651
60,233	World Fuel Services Corp	1,646,168
18,855	XPEL Inc(a)	1,132,431
40,129	Xperi Inc(a)	345,511
15,427	Zumiez Inc(a)	335,383
		122,134,447
Shares		Fair Value
Consumer, Non-Cyclical — 19.03%
29,708	Aaron's Co Inc	$ 355,011
63,720	ABM Industries Inc	2,830,442
73,419	AdaptHealth Corp(a)	1,411,113
15,399	Addus HomeCare Corp(a)	1,532,047
43,651	Adtalem Global Education Inc(a)	1,549,611
31,196	Agiliti Inc(a)	508,807
48,044	Alarm.com Holdings Inc(a)	2,377,217
41,936	AMN Healthcare Services Inc(a)	4,311,860
36,043	Amphastar Pharmaceuticals Inc(a)	1,009,925
29,730	Andersons Inc	1,040,253
37,260	AngioDynamics Inc(a)	513,070
12,180	ANI Pharmaceuticals Inc(a)	490,001
13,732	Anika Therapeutics Inc(a)	406,467
50,536	Arcus Biosciences Inc(a)	1,045,085
81,834	Arlo Technologies Inc(a)	287,237
39,057	Artivion Inc(a)	473,371
44,762	Avanos Medical Inc(a)	1,211,260
58,862	Avid Bioservices Inc(a)	810,530
67,863	B&G Foods Inc(b)	756,672
33,265	BioLife Solutions Inc(a)	605,423
17,053	Calavo Growers Inc	501,358
36,538	Cal-Maine Foods Inc	1,989,494
42,625	Cara Therapeutics Inc(a)	457,793
39,592	Cardiovascular Systems Inc(a)	539,243
92,412	Catalyst Pharmaceuticals Inc(a)	1,718,863
9,024	Central Garden & Pet Co(a)	337,949
39,744	Central Garden & Pet Co Class A(a)	1,422,835
32,493	Chefs' Warehouse Inc(a)	1,081,367
62,379	Coherus Biosciences Inc(a)	494,042
32,412	Collegium Pharmaceutical Inc(a)	751,958
126,050	Community Health Systems Inc(a)	544,536
29,392	CONMED Corp	2,605,307
92,289	Corcept Therapeutics Inc(a)	1,874,390
110,634	CoreCivic Inc(a)	1,278,929
8,822	CorVel Corp(a)	1,282,101
33,726	Cross Country Healthcare Inc(a)	896,100
16,929	Cutera Inc(a)(b)	748,600
91,575	Cytokinetics Inc(a)	4,195,967
38,847	Deluxe Corp	659,622
114,259	Dynavax Technologies Corp(a)	1,215,716
10,632	Eagle Pharmaceuticals Inc(a)	310,773
49,659	Edgewell Personal Care Co	1,913,858
48,545	elf Beauty Inc(a)	2,684,539
55,414	Embecta Corp	1,401,420
44,583	Emergent BioSolutions Inc(a)	526,525
18,860	Enanta Pharmaceuticals Inc(a)	877,367
47,885	Enhabit Inc(a)	630,167
53,692	Ensign Group Inc	5,079,800
62,768	EVERTEC Inc	2,032,428
10,504	Forrester Research Inc(a)	375,623
29,148	Fresh Del Monte Produce Inc	763,386
18,933	Fulgent Genetics Inc(a)(b)	563,825

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
120,794	GEO Group Inc(a)(b)	$ 1,322,694
46,445	Glaukos Corp(a)	2,028,718
45,876	Green Dot Corp Class A(a)	725,758
85,485	Hain Celestial Group Inc(a)	1,383,147
28,438	Harmony Biosciences Holdings Inc(a)	1,566,934
72,886	Healthcare Services Group Inc	874,632
19,365	Heidrick & Struggles International Inc	541,639
8,962	Heska Corp(a)	557,078
129,563	Hostess Brands Inc(a)	2,907,394
56,817	Innoviva Inc(a)	752,825
22,140	Inogen Inc(a)	436,379
32,276	Integer Holdings Corp(a)	2,209,615
17,278	Inter Parfums Inc	1,667,673
129,719	Ironwood Pharmaceuticals Inc(a)	1,607,218
24,493	iTeos Therapeutics Inc(a)	478,348
14,355	J & J Snack Foods Corp	2,149,087
8,850	John B Sanfilippo & Son Inc	719,682
14,209	Joint Corp(a)	198,642
34,024	Kelly Services Inc Class A	575,006
51,415	Korn Ferry	2,602,627
18,638	LeMaitre Vascular Inc	857,721
15,647	Ligand Pharmaceuticals Inc(a)	1,045,220
64,746	LiveRamp Holdings Inc(a)	1,517,646
10,561	Medifast Inc	1,218,211
42,338	Meridian Bioscience Inc(a)	1,406,045
55,082	Merit Medical Systems Inc(a)	3,889,891
14,824	MGP Ingredients Inc	1,576,977
78,383	Mister Car Wash Inc(a)	723,475
12,497	ModivCare Inc(a)	1,121,356
30,339	Monro Inc	1,371,323
77,951	Myriad Genetics Inc(a)	1,131,069
22,980	National Beverage Corp(a)	1,069,259
177,369	Nektar Therapeutics(a)	400,854
120,586	NeoGenomics Inc(a)	1,114,215
50,181	NuVasive Inc(a)	2,069,464
66,377	OraSure Technologies Inc(a)	319,937
75,115	Organogenesis Holdings Inc(a)	202,059
19,059	Orthofix Medical Inc(a)	391,281
73,797	Owens & Minor Inc	1,441,255
44,401	Pacira BioSciences Inc(a)	1,714,323
191,368	Payoneer Global Inc(a)	1,046,783
79,119	Pediatrix Medical Group Inc(a)	1,175,708
29,186	Pennant Group Inc(a)	320,462
63,736	Perdoceo Education Corp(a)	885,930
18,053	Phibro Animal Health Corp Class A	242,091
47,625	Prestige Consumer Healthcare Inc(a)	2,981,325
48,748	PROG Holdings Inc(a)	823,354
32,534	Quanex Building Products Corp	770,405
48,266	RadNet Inc(a)	908,849
37,149	REGENXBIO Inc(a)	842,539
48,249	Rent-A-Center Inc	1,088,015
30,127	Resources Connection Inc	553,734
317,455	Sabre Corp(a)	1,961,872
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
101,073	Select Medical Holdings Corp	$ 2,509,643
5,395	Seneca Foods Corp Class A(a)	328,825
81,367	Simply Good Foods Co(a)	3,094,387
33,781	SpartanNash Co	1,021,537
21,587	Strategic Education Inc	1,690,694
39,307	Stride Inc(a)	1,229,523
52,579	Supernus Pharmaceuticals Inc(a)	1,875,493
13,275	Surmodics Inc(a)	452,943
17,179	Tootsie Roll Industries Inc	731,310
48,619	TreeHouse Foods Inc(a)	2,400,806
31,243	TrueBlue Inc(a)	611,738
40,287	uniQure NV(a)	913,306
56,699	United Natural Foods Inc(a)	2,194,818
24,041	Universal Corp	1,269,605
12,209	US Physical Therapy Inc	989,295
10,588	USANA Health Sciences Inc(a)	563,282
53,166	Vanda Pharmaceuticals Inc(a)	392,897
39,409	Varex Imaging Corp(a)	800,003
125,658	Vector Group Ltd	1,490,304
44,426	Vericel Corp(a)	1,170,181
20,164	Viad Corp(a)	491,800
74,199	Vir Biotechnology Inc(a)	1,877,977
13,032	WD-40 Co	2,100,889
48,532	WW International Inc(a)	187,334
58,459	Xencor Inc(a)	1,522,272
18,430	Zimvie Inc(a)	172,136
20,185	Zynex Inc(b)	280,773
		161,132,798
Energy — 4.80%
127,876	Archrock Inc	1,148,326
23,083	Bristow Group Inc(a)	626,242
49,905	Callon Petroleum Co(a)	1,850,976
49,887	Civitas Resources Inc	2,889,954
31,445	CONSOL Energy Inc	2,043,925
44,278	Core Laboratories NV	897,515
17,553	DMC Global Inc(a)	341,230
32,597	Dril-Quip Inc(a)	885,660
23,671	FutureFuel Corp	192,445
57,039	Green Plains Inc(a)	1,739,689
137,921	Helix Energy Solutions Group Inc(a)	1,017,857
101,890	Helmerich & Payne Inc	5,050,687
15,870	Laredo Petroleum Inc(a)	816,035
8,616	Nabors Industries Ltd(a)	1,334,360
106,923	NOW Inc(a)	1,357,922
97,838	Oceaneering International Inc(a)	1,711,187
60,925	Oil States International Inc(a)	454,501
53,416	Par Pacific Holdings Inc(a)	1,241,922
209,821	Patterson-UTI Energy Inc	3,533,386
89,791	ProPetro Holding Corp(a)	931,133
18,428	Ranger Oil Corp Class A	745,044
14,738	REX American Resources Corp(a)	469,553
82,458	RPC Inc	733,052
118,831	SM Energy Co	4,138,884

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Energy — (continued)
82,622	SunCoke Energy Inc	$ 713,028
62,815	Talos Energy Inc(a)	1,185,947
69,700	US Silica Holdings Inc(a)	871,250
49,917	Warrior Met Coal Inc	1,729,125
		40,650,835
Financial — 25.74%
92,656	Acadia Realty Trust REIT	1,329,614
85,713	Agree Realty Corp REIT	6,079,623
70,208	Alexander & Baldwin Inc REIT	1,314,996
42,702	Ambac Financial Group Inc(a)	744,723
49,844	American Assets Trust Inc REIT	1,320,866
67,120	American Equity Investment Life Holding Co	3,062,014
62,695	Ameris Bancorp	2,955,442
18,357	AMERISAFE Inc	954,013
108,361	Anywhere Real Estate Inc(a)	692,427
124,524	Apollo Commercial Real Estate Finance Inc REIT	1,339,878
67,276	Armada Hoffler Properties Inc REIT	773,674
113,900	ARMOUR Residential Inc REIT(b)	641,257
58,022	Assured Guaranty Ltd	3,612,450
51,674	Axos Financial Inc(a)	1,974,980
14,891	B Riley Financial Inc	509,272
53,557	Banc of California Inc	853,163
16,678	BancFirst Corp	1,470,666
53,752	Bancorp Inc(a)	1,525,482
75,206	BankUnited Inc	2,554,748
33,398	Banner Corp	2,110,754
43,223	Berkshire Hills Bancorp Inc	1,292,368
45,820	Blucora Inc(a)	1,169,785
163,979	Brandywine Realty Trust REIT	1,008,471
48,236	Bread Financial Holdings Inc	1,816,568
31,233	Brightsphere Investment Group Inc	642,775
73,155	Brookline Bancorp Inc	1,035,143
124,340	Capitol Federal Financial Inc	1,075,541
94,775	CareTrust Inc REIT	1,760,919
14,245	Centerspace REIT	835,754
25,785	Central Pacific Financial Corp	522,920
47,010	Chatham Lodging Trust REIT	576,813
14,341	City Holding Co	1,335,004
76,097	Columbia Banking System Inc	2,292,803
51,989	Community Bank System Inc	3,272,708
22,926	Community Healthcare Trust Inc REIT	820,751
155,876	Cushman & Wakefield PLC(a)	1,942,215
30,244	Customers Bancorp Inc(a)	857,115
127,049	CVB Financial Corp	3,271,512
202,640	DiamondRock Hospitality Co REIT	1,659,622
31,670	Dime Community Bancshares Inc	1,008,056
66,318	Douglas Elliman Inc	269,914
30,634	Eagle Bancorp Inc	1,350,040
Shares		Fair Value
Financial — (continued)
87,570	Easterly Government Properties Inc REIT(b)	$ 1,249,624
55,645	Ellington Financial Inc REIT	688,329
83,744	Elme Communities REIT	1,490,643
26,117	Employers Holdings Inc	1,126,426
22,447	Encore Capital Group Inc(a)	1,076,109
30,406	Enova International Inc(a)	1,166,678
137,639	Essential Properties Realty Trust Inc REIT	3,230,387
51,723	EZCORP Inc Class A(a)	421,542
33,978	FB Financial Corp	1,227,965
34,416	First Bancorp	1,474,381
178,981	First BanCorp	2,276,638
90,026	First Commonwealth Financial Corp	1,257,663
92,490	First Financial Bancorp	2,241,033
123,180	First Hawaiian Inc	3,207,607
81,903	Four Corners Property Trust Inc REIT	2,123,745
79,416	Franklin BSP Realty Trust Inc REIT	1,024,466
81,079	Franklin Street Properties Corp REIT	221,346
482,304	Genworth Financial Inc Class A(a)	2,551,388
41,277	Getty Realty Corp REIT	1,397,226
100,165	Global Net Lease Inc REIT	1,259,074
49,008	Granite Point Mortgage Trust Inc REIT	262,683
29,390	Hanmi Financial Corp	727,402
7,145	HCI Group Inc(b)	282,871
34,302	Heritage Financial Corp	1,051,013
30,171	Hersha Hospitality Trust REIT Class A	257,057
44,316	Hilltop Holdings Inc	1,329,923
16,835	HomeStreet Inc	464,309
117,080	Hope Bancorp Inc	1,499,795
39,653	Horace Mann Educators Corp	1,481,833
123,828	Hudson Pacific Properties Inc REIT	1,204,846
44,016	Independent Bank Corp	3,716,271
34,379	Independent Bank Group Inc	2,065,490
56,614	Industrial Logistics Properties Trust REIT	185,128
27,196	Innovative Industrial Properties Inc REIT	2,756,315
35,096	Invesco Mortgage Capital Inc REIT	446,772
83,320	iStar Inc REIT	635,732
36,933	James River Group Holdings Ltd	772,269
54,291	KKR Real Estate Finance Trust Inc REIT	757,902
24,474	Lakeland Financial Corp	1,785,868
10,355	LendingTree Inc(a)	220,872
39,039	LTC Properties Inc REIT	1,387,056
266,147	LXP Industrial Trust REIT	2,666,793
24,295	Marcus & Millichap Inc	836,963
25,756	Mercury General Corp	880,855
68,114	Mr Cooper Group Inc(a)	2,733,415

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
36,462	National Bank Holdings Corp Class A	$ 1,533,956
41,016	NBT Bancorp Inc	1,780,915
345,775	New York Mortgage Trust Inc REIT	885,184
21,335	NexPoint Residential Trust Inc REIT	928,499
81,002	NMI Holdings Inc Class A(a)	1,692,942
41,094	Northfield Bancorp Inc	646,409
123,723	Northwest Bancshares Inc	1,729,648
43,211	Office Properties Income Trust REIT	576,867
45,809	OFG Bancorp	1,262,496
54,558	Orion Office Inc REIT	465,925
141,380	Outfront Media Inc REIT	2,344,080
92,526	Pacific Premier Bancorp Inc	2,920,121
24,259	Palomar Holdings Inc(a)	1,095,536
14,008	Park National Corp	1,971,626
27,806	Pathward Financial Inc	1,197,048
84,779	PennyMac Mortgage Investment Trust REIT(b)	1,050,412
13,594	Piper Sandler Cos	1,769,803
37,941	PRA Group Inc(a)	1,281,647
13,010	Preferred Bank	970,806
52,323	ProAssurance Corp	914,083
72,907	Provident Financial Services Inc	1,557,293
17,161	RE/MAX Holdings Inc Class A	319,881
94,338	Ready Capital Corp REIT(b)	1,050,925
107,427	Redwood Trust Inc REIT	726,207
54,287	Renasant Corp	2,040,648
121,361	Retail Opportunity Investments Corp REIT	1,824,056
83,944	RPT Realty REIT	842,798
37,690	S&T Bancorp Inc	1,288,244
23,704	Safehold Inc REIT(b)	678,408
14,162	Safety Insurance Group Inc	1,193,290
12,466	Saul Centers Inc REIT	507,117
68,396	Seacoast Banking Corp of Florida	2,133,271
162,501	Service Properties Trust REIT	1,184,632
47,192	ServisFirst Bancshares Inc	3,252,001
121,995	Simmons First National Corp Class A	2,632,652
82,542	SiriusPoint Ltd(a)	486,998
178,916	SITE Centers Corp REIT	2,443,993
29,799	Southside Bancshares Inc	1,072,466
32,668	St Joe Co	1,262,618
42,750	Stellar Bancorp Inc	1,259,415
26,155	Stewart Information Services Corp	1,117,603
16,659	StoneX Group Inc(a)	1,587,603
106,063	Summit Hotel Properties Inc REIT	765,775
202,929	Sunstone Hotel Investors Inc REIT	1,960,294
101,266	Tanger Factory Outlet Centers Inc REIT	1,816,712
12,252	Tompkins Financial Corp	950,510
22,164	Triumph Financial Inc(a)	1,083,155
Shares		Fair Value
Financial — (continued)
33,781	Trupanion Inc(a)(b)	$ 1,605,611
18,629	TrustCo Bank Corp NY	700,264
58,443	Trustmark Corp	2,040,245
83,121	Two Harbors Investment Corp REIT(b)	1,310,818
102,742	United Community Banks Inc	3,472,680
21,295	United Fire Group Inc	582,631
228,053	Uniti Group Inc REIT	1,261,133
12,005	Universal Health Realty Income Trust REIT	572,999
25,240	Universal Insurance Holdings Inc	267,292
114,250	Urban Edge Properties REIT	1,609,782
28,829	Urstadt Biddle Properties Inc REIT Class A	546,310
76,186	Veris Residential Inc REIT(a)	1,213,643
51,805	Veritex Holdings Inc	1,454,684
6,559	Virtus Investment Partners Inc	1,255,655
29,710	Walker & Dunlop Inc	2,331,641
25,704	Westamerica BanCorp	1,516,793
44,073	Whitestone REIT	424,864
107,325	WisdomTree Investments Inc	584,921
2,684	World Acceptance Corp(a)	176,983
59,599	WSFS Financial Corp	2,702,219
110,438	Xenia Hotels & Resorts Inc REIT	1,455,573
		217,901,851
Industrial — 17.39%
40,487	AAON Inc	3,049,481
31,827	AAR Corp(a)	1,429,032
35,984	Advanced Energy Industries Inc	3,086,708
73,256	Aerojet Rocketdyne Holdings Inc(a)	4,097,208
23,976	AeroVironment Inc(a)	2,053,784
9,860	Alamo Group Inc	1,396,176
29,888	Albany International Corp Class A	2,946,658
16,344	American Woodmark Corp(a)	798,568
21,124	Apogee Enterprises Inc	939,173
37,326	Applied Industrial Technologies Inc	4,704,196
23,678	ArcBest Corp	1,658,407
46,792	Arcosa Inc	2,542,677
22,438	Astec Industries Inc	912,329
24,851	Atlas Air Worldwide Holdings Inc(a)	2,504,981
24,225	AZZ Inc	973,845
28,226	Badger Meter Inc	3,077,481
48,936	Barnes Group Inc	1,999,036
33,327	Benchmark Electronics Inc	889,498
38,296	Boise Cascade Co	2,629,786
44,546	Brady Corp Class A	2,098,117
19,769	CIRCOR International Inc(a)	473,665
34,606	Comfort Systems USA Inc	3,982,459
25,014	Comtech Telecommunications Corp	303,670
30,972	CTS Corp	1,220,916

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Industrial — (continued)
31,351	Dorian LPG Ltd	$ 594,101
15,724	DXP Enterprises Inc(a)	433,196
17,750	Encore Wire Corp	2,441,690
54,751	Enerpac Tool Group Corp	1,393,413
19,971	EnPro Industries Inc	2,170,648
25,240	ESCO Technologies Inc	2,209,510
49,002	Exponent Inc	4,855,608
35,405	Fabrinet (a)	4,539,629
17,543	FARO Technologies Inc(a)	515,940
58,679	Federal Signal Corp	2,726,813
25,572	Forward Air Corp	2,682,247
37,420	Franklin Electric Co Inc	2,984,245
78,514	Frontdoor Inc(a)	1,633,091
29,897	Gibraltar Industries Inc(a)	1,371,674
41,830	Granite Construction Inc	1,466,978
31,295	Greenbrier Cos Inc	1,049,321
45,434	Griffon Corp	1,626,083
77,218	Harsco Corp(a)	485,701
46,292	Heartland Express Inc	710,119
67,542	Hillenbrand Inc	2,882,017
31,485	Hub Group Inc Class A(a)	2,502,743
28,303	Ichor Holdings Ltd(a)	759,086
18,894	Insteel Industries Inc	519,963
44,096	Itron Inc(a)	2,233,462
30,975	John Bean Technologies Corp	2,828,947
26,841	Kaman Corp	598,554
87,218	Knowles Corp(a)	1,432,120
10,607	Lindsay Corp	1,727,350
55,002	Marten Transport Ltd	1,087,940
125,340	Masterbrand Inc(a)	946,317
19,768	Materion Corp	1,729,898
36,862	Matson Inc	2,304,244
29,821	Matthews International Corp Class A	907,751
4,928	Mesa Laboratories Inc	819,083
27,904	Moog Inc Class A	2,448,855
54,942	Mueller Industries Inc	3,241,578
35,776	Myers Industries Inc	795,300
15,949	MYR Group Inc(a)	1,468,424
4,663	National Presto Industries Inc	319,229
12,068	NV5 Global Inc(a)	1,596,838
150,129	O-I Glass Inc(a)	2,487,638
8,772	Olympic Steel Inc	294,564
15,002	OSI Systems Inc(a)	1,192,959
19,247	Park Aerospace Corp	258,102
58,785	PGT Innovations Inc(a)	1,055,779
26,917	Plexus Corp(a)	2,770,567
9,136	Powell Industries Inc	321,404
25,768	Proto Labs Inc(a)	657,857
55,546	Sanmina Corp(a)	3,182,230
43,948	SPX Technologies Inc(a)	2,885,186
11,464	Standex International Corp	1,174,028
17,485	Sturm Ruger & Co Inc	885,091
17,485	Tennant Co	1,076,551
39,322	TimkenSteel Corp(a)	714,481
24,543	Tredegar Corp	250,829
78,775	Trinity Industries Inc	2,329,377
63,628	Triumph Group Inc(a)	669,367
Shares		Fair Value
Industrial — (continued)
98,836	TTM Technologies Inc(a)	$ 1,490,447
59,648	UFP Industries Inc	4,727,104
		147,231,118
Technology — 7.16%
125,434	3D Systems Corp(a)	928,212
108,347	8x8 Inc(a)	468,059
103,353	Adeia Inc	979,786
19,303	Agilysys Inc(a)	1,527,639
21,042	Alpha & Omega Semiconductor Ltd(a)	601,170
38,810	Apollo Medical Holdings Inc(a)	1,148,388
31,415	Avid Technology Inc(a)	835,325
31,788	Axcelis Technologies Inc(a)	2,522,696
39,107	Cerence Inc(a)	724,653
21,737	CEVA Inc(a)	556,032
46,160	Cohu Inc(a)	1,479,428
13,558	Computer Programs and Systems Inc(a)	369,049
17,115	Consensus Cloud Solutions Inc(a)	920,102
37,699	Corsair Gaming Inc(a)	511,575
29,670	CSG Systems International Inc	1,697,124
34,646	Digi International Inc(a)	1,266,311
87,649	Digital Turbine Inc(a)	1,335,771
44,001	Diodes Inc(a)	3,350,236
23,861	Donnelley Financial Solutions Inc(a)	922,228
22,632	Ebix Inc(b)	451,735
74,537	FormFactor Inc(a)	1,656,957
29,234	Insight Enterprises Inc(a)	2,931,293
56,194	Kulicke & Soffa Industries Inc	2,487,146
69,236	LivePerson Inc(a)	702,053
69,568	MaxLinear Inc(a)	2,361,834
66,655	NetScout Systems Inc(a)	2,166,954
52,822	NextGen Healthcare Inc(a)	991,997
33,224	OneSpan Inc(a)	371,776
47,901	Onto Innovation Inc(a)	3,261,579
28,675	PDF Solutions Inc(a)	817,811
57,507	Photronics Inc(a)	967,843
160,227	Pitney Bowes Inc	608,863
41,486	Progress Software Corp	2,092,969
104,012	Rambus Inc(a)	3,725,710
62,130	Semtech Corp(a)	1,782,510
15,312	Simulations Plus Inc	559,960
47,952	SMART Global Holdings Inc(a)	713,526
34,879	SPS Commerce Inc(a)	4,479,510
18,077	TTEC Holdings Inc	797,738
43,939	Ultra Clean Holdings Inc(a)	1,456,578
61,536	Unisys Corp(a)	314,449
50,231	Veeco Instruments Inc(a)	933,292
104,768	Veradigm Inc(a)	1,848,107
		60,625,974
Utilities — 2.57%
35,572	American States Water Co	3,292,189
71,293	Avista Corp	3,161,132

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Utilities — (continued)
53,030	California Water Service Group	$ 3,215,739
17,175	Chesapeake Utilities Corp	2,029,741
17,068	Middlesex Water Co	1,342,740
33,966	Northwest Natural Holding Co	1,616,442
25,755	SJW Group	2,091,048
118,511	South Jersey Industries Inc	4,210,696
15,232	Unitil Corp	782,315
		21,742,042
TOTAL COMMON STOCK — 99.53% (Cost $813,786,724)		$842,653,876
WARRANTS
Consumer, Non-Cyclical — 0.00%(c)
13,576	OmniAb Inc	7,467
Industrial — 0.00%(c)
20,353	Triumph Group Inc	13,637
TOTAL WARRANTS — 0.00%(c) (Cost $23,712)		$ 21,104
GOVERNMENT MONEY MARKET MUTUAL FUNDS
719,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.36%(e)	719,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.09% (Cost $719,000)		$ 719,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.40%
$ 45,690	Undivided interest of 0.06% in a repurchase agreement (principal amount/value $70,517,679 with a maturity value of $70,551,371) with Citigroup Global Markets Inc, 4.30%, dated 12/31/22 to be repurchased at $45,690 on 1/3/23 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.50%, 8/28/23 - 12/1/52, with a value of $71,928,033.(d)	45,690
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,983,285	Undivided interest of 2.73% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $2,983,285 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(d)	$ 2,983,285
2,983,285	Undivided interest of 2.75% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $2,983,285 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(d)	2,983,285
2,847,679	Undivided interest of 3.49% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $2,847,679 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(d)	2,847,679

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,983,286	Undivided interest of 9.91% in a repurchase agreement (principal amount/value $30,227,575 with a maturity value of $30,242,017) with Bank of Montreal, 4.30%, dated 12/31/22 to be repurchased at $2,983,285 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 8/1/36 - 12/1/52, with a value of $30,832,126.(d)	$ 2,983,286
TOTAL SHORT TERM INVESTMENTS — 1.40% (Cost $11,843,225)		$ 11,843,225
TOTAL INVESTMENTS — 101.02% (Cost $826,372,661)		$855,237,205
OTHER ASSETS & LIABILITIES, NET — (1.02)%		$ (8,608,146)
TOTAL NET ASSETS — 100.00%		$846,629,059
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2022.
(c)	Represents less than 0.005% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2022.
REIT	Real Estate Investment Trust
At December 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 Mini Futures	122	USD	10,802,490	March 2023	$91,357
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $12,141,439 of securities on loan)(a)	$843,393,980
Repurchase agreements, fair value(b)	11,843,225
Cash	7,528,242
Cash pledged on futures contracts	1,083,345
Dividends receivable	1,161,228
Subscriptions receivable	546,983
Total Assets	865,557,003
LIABILITIES:
Payable for director fees	8,131
Payable for distribution fees	5,855
Payable for other accrued fees	91,978
Payable for shareholder services fees	176,403
Payable to investment adviser	123,145
Payable upon return of securities loaned	12,562,225
Redemptions payable	5,922,387
Variation margin on futures contracts	37,820
Total Liabilities	18,927,944
NET ASSETS	$846,629,059
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,804,453
Paid-in capital in excess of par	804,435,724
Undistributed/accumulated earnings	32,388,882
NET ASSETS	$846,629,059
NET ASSETS BY CLASS
Investor Class	$499,380,542
Class L	$27,993,452
Institutional Class	$319,255,065
CAPITAL STOCK:
Authorized
Investor Class	240,000,000
Class L	10,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	43,865,094
Class L	1,675,710
Institutional Class	52,503,722
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.38
Class L	$16.71
Institutional Class	$6.08
(a) Cost of investments	$814,529,436
(b) Cost of repurchase agreements	$11,843,225
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Income from securities lending	$79,850
Dividends	14,209,700
Foreign withholding tax	(10,882)
Total Income	14,278,668
EXPENSES:
Management fees	1,625,400
Shareholder services fees – Investor Class	1,771,057
Shareholder services fees – Class L	67,448
Audit and tax fees	32,396
Custodian fees	25,704
Directors fees	34,044
Distribution fees – Class L	48,155
Legal fees	10,169
Pricing fees	2,076
Registration fees	84,020
Shareholder report fees	33,674
Transfer agent fees	13,826
Other fees	14,844
Total Expenses	3,762,813
Less amount waived by investment adviser	95,525
Net Expenses	3,667,288
NET INVESTMENT INCOME	10,611,380
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	52,191,544
Net realized loss on futures contracts	(1,640,680)
Net Realized Gain	50,550,864
Net change in unrealized depreciation on investments	(211,592,936)
Net change in unrealized depreciation on futures contracts	(350,171)
Net Change in Unrealized Depreciation	(211,943,107)
Net Realized and Unrealized Loss	(161,392,243)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(150,780,863)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower S&P Small Cap 600® Index Fund	2022	2021
OPERATIONS:
Net investment income	$10,611,380	$8,587,407
Net realized gain	50,550,864	111,969,771
Net change in unrealized appreciation (depreciation)	(211,943,107)	77,370,006
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,780,863)	197,927,184
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(32,457,150)	(49,496,564)
Class L	(1,172,580)	(171,391)
Institutional Class	(39,446,287)	(65,357,411)
From Net Investment Income and Net Realized Gains	(73,076,017)	(115,025,366)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	361,969,113	173,502,094
Class L	30,658,036	229,158
Institutional Class	92,788,440	83,735,683
Shares issued in reinvestment of distributions
Investor Class	32,457,150	49,496,564
Class L	1,172,580	171,391
Institutional Class	39,446,287	65,357,411
Shares redeemed
Investor Class	(277,187,463)	(214,671,970)
Class L	(3,292,624)	(283,396)
Institutional Class	(84,918,659)	(160,186,263)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	193,092,860	(2,649,328)
Total Increase (Decrease) in Net Assets	(30,764,020)	80,252,490
NET ASSETS:
Beginning of year	877,393,079	797,140,589
End of year	$846,629,059	$877,393,079
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	28,757,743	11,391,923
Class L	1,664,403	11,044
Institutional Class	13,211,760	8,985,765
Shares issued in reinvestment of distributions
Investor Class	2,858,852	3,360,488
Class L	70,709	8,112
Institutional Class	6,416,587	7,703,537
Shares redeemed
Investor Class	(22,515,213)	(14,242,691)
Class L	(183,999)	(13,482)
Institutional Class	(11,845,354)	(17,356,391)
Net Increase (Decrease)	18,435,488	(151,695)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
Class L
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
Institutional Class
12/31/2022	$ 8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$ 6.08	(16.21%)
12/31/2021	$ 7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$ 8.26	26.40%
12/31/2020	$ 7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$ 7.87	11.47%
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
Class L
12/31/2022	$ 27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$ 2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$ 2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
Institutional Class
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index.  The Fund is diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective March 18, 2022 the Class L shares were reopened to new investors. Prior to March 18, 2022 Class L shares were closed to new investors where existing shareholders could continue to contribute, reinvest dividends and capital gains arising from Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$9,939,571	$26,072,146
Long-term capital gain	63,136,446	88,953,220
	$73,076,017	$115,025,366
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$77,459
Undistributed long-term capital gains	13,080,760
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	19,230,663
Tax composition of capital	$32,388,882
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:

Annual Report - December 31, 2022

Federal tax cost of investments	$836,097,899
Gross unrealized appreciation on investments	148,220,830
Gross unrealized depreciation on investments	(128,990,167)
Net unrealized appreciation on investments	$19,230,663
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 111 long futures contracts and an average of 0 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$91,357 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2022

The effect of derivative investments for the year ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(1,640,680)	Net change in unrealized depreciation on futures contracts	$(350,171)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$54,850	$18,348	$95,525	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.  The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.

Annual Report - December 31, 2022

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $413,796,902 and $281,230,337, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $12,141,439 and received collateral as reported on the Statement of Assets and Liabilities of $12,562,225 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower S&P Small Cap 600® Index Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 96% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023